Accumulated Other Comprehensive Losses (Details) - Schedule of accumulated other comprehensive losses - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	¥ (18,456,546)	¥ (2,290,452)
Other comprehensive loss, net	(6,936,969)	(16,166,094)
Balance	(25,393,515)	(18,456,546)
Unrealized gain on investment securities Before tax amount [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		228,053
Other comprehensive loss, net		(228,053)
Balance
Unrealized gain on investment securities Income Tax (expense) or benefit [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		(57,013)
Other comprehensive loss, net		57,013
Balance
Unrealized gain on investment securities Net-of-tax amount [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		171,040
Other comprehensive loss, net		(171,040)
Balance